Share Repurchase - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2014 shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock, shares	1,246,073	1,246,073		1,067,816
Repurchase of ordinary shares	$ 18,700,000	¥ 44,586,036	¥ 19,573,849
Payment for repurchase of ordinary shares	$ 6,882,898	¥ 44,586,036	¥ 19,573,849